Exhibit 99.1

World Omni Auto Receivables Trust 2023-D

Monthly Servicer Certificate

January 31, 2026

Dates Covered
Collections Period	01/01/26 - 01/31/26
Interest Accrual Period	01/15/26 - 02/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	02/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/25	340,752,295.86	19,010
Yield Supplement Overcollateralization Amount 12/31/25	24,333,756.15	0
Receivables Balance 12/31/25	365,086,052.01	19,010
Principal Payments	17,600,559.34	507
Defaulted Receivables	776,105.44	39
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/26	22,646,041.58	0
Pool Balance at 01/31/26	324,063,345.65	18,464

Pool Statistics	$ Amount	# of Accounts
Pool Factor	30.97%
Prepayment ABS Speed	1.42%
Aggregate Starting Principal Balance	1,119,368,245.46	42,446

Delinquent Receivables:
Past Due 31-60 days	7,154,249.91	272
Past Due 61-90 days	2,606,235.35	97
Past Due 91-120 days	442,358.42	20
Past Due 121+ days	0.00	0
Total	10,202,843.68	389

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.94%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.88%
Delinquency Trigger Occurred	NO

Recoveries	493,097.87
Aggregate Net Losses/(Gains) - January 2026	283,007.57
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.93%
Prior Net Losses/(Gains) Ratio	0.76%
Second Prior Net Losses/(Gains) Ratio	0.40%
Third Prior Net Losses/(Gains) Ratio	-0.02%
Four Month Average	0.52%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.71%

Overcollateralization Target Amount	5,009,268.48
Actual Overcollateralization	5,009,268.48
Weighted Average Contract Rate	6.41%
Weighted Average Contract Rate, Yield Adjusted	10.97%
Weighted Average Remaining Term	38.57

Flow of Funds	$ Amount
Collections	20,041,202.44
Investment Earnings on Cash Accounts	9,490.57
Servicing Fee	(304,238.38)
Transfer to Collection Account	-
Available Funds	19,746,454.63

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,405,527.11
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	153,556.50
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	78,479.50
(7) Noteholders' Third Priority Principal Distributable Amount	11,679,681.73
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,009,268.48
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,419,941.31

Total Distributions of Available Funds	19,746,454.63

Servicing Fee	304,238.38
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	954,260,000.00
Original Class B	30,060,000.00
Original Class C	15,020,000.00

Total Class A, B, & C
Note Balance @ 01/15/26	335,743,027.38
Principal Paid	16,688,950.21
Note Balance @ 02/17/26	319,054,077.17

Class A-1
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-2a
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-2b
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-3
Note Balance @ 01/15/26	229,103,027.38
Principal Paid	16,688,950.21
Note Balance @ 02/17/26	212,414,077.17
Note Factor @ 02/17/26	66.8389167%

Class A-4
Note Balance @ 01/15/26	61,560,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	61,560,000.00
Note Factor @ 02/17/26	100.0000000%

Class B
Note Balance @ 01/15/26	30,060,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	30,060,000.00
Note Factor @ 02/17/26	100.0000000%

Class C
Note Balance @ 01/15/26	15,020,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	15,020,000.00
Note Factor @ 02/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,637,563.11
Total Principal Paid	16,688,950.21
Total Paid	18,326,513.32

Class A-1
Coupon	5.66800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.91000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.70735%
Coupon	4.28735%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.79000%
Interest Paid	1,105,422.11
Principal Paid	16,688,950.21
Total Paid to A-3 Holders	17,794,372.32

Class A-4
Coupon	5.85000%
Interest Paid	300,105.00
Principal Paid	0.00
Total Paid to A-4 Holders	300,105.00

Class B
Coupon	6.13000%
Interest Paid	153,556.50
Principal Paid	0.00
Total Paid to B Holders	153,556.50

Class C
Coupon	6.27000%
Interest Paid	78,479.50
Principal Paid	0.00
Total Paid to C Holders	78,479.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.6386446
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.6999722
Total Distribution Amount	18.3386168

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.4783578
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	52.5140032
Total A-3 Distribution Amount	55.9923610

A-4 Interest Distribution Amount	4.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.8750000

B Interest Distribution Amount	5.1083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	5.1083333

C Interest Distribution Amount	5.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	699.85
Noteholders' Principal Distributable Amount	300.15

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/26	2,504,634.24
Investment Earnings	7,445.53
Investment Earnings Paid	(7,445.53)
Deposit/(Withdrawal)	-
Balance as of 02/17/26	2,504,634.24
Change	-

Required Reserve Amount	2,504,634.24

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,311,951.98	2,678,848.25	3,046,281.08
Number of Extensions	89	102	118
Ratio of extensions to Beginning of Period Receivables Balance	0.63%	0.70%	0.76%